Income Taxes - Disclosure of detailed information about effective income tax expense recovery (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Net income (loss) for the year before taxes	$ (3,004,159)	$ (2,783,866)	$ (6,014,330)
Combined federal and provincial income tax rate	27.00%	27.00%	26.00%
Expected income tax expense (recovery)	$ (811,000)	$ (751,000)	$ (1,564,000)
Increase (decrease) resulting from
Non-deductible and others items	(48,000)	30,000	(313,000)
Change in unrecognized deferred tax assets	859,000	721,000	1,877,000
Income tax expense	$ 0	$ 0	$ 0